Organization and Nature of the Business (Predecessor)	0 Months Ended	9 Months Ended	12 Months Ended
	Apr. 15, 2013	Sep. 30, 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds
Organization and Nature of the Business
Note 1 - Organization and Nature of the Business

Note 1—Organization and Nature of Business

        Physicians Realty Trust (the "Trust") was organized in the state of Maryland on April 9, 2013. The Trust is authorized to issue up to 1,000 shares of common shares of beneficial interest, par value $0.01 per share. The Trust will file a Registration Statement on Form S-11 with the Securities and Exchange Commission with respect to a proposed underwritten public offering (the "Offering") of shares of its common stock.

        The Trust has elected to be taxed as a pass-through entity under subchapter S of the Internal Revenue Code of 1986, but intends to revoke the subchapter S election prior to the closing of a proposed offering of common shares to the public. The Trust intends to elect to be taxed as a real estate investment trust ("REIT") for federal income tax purposes commencing with a short taxable year beginning on the date of the revocation of the subchapter S election and ending on December 31, 2013. The Trust expects to have little or no taxable income prior to electing REIT status. To qualify as a REIT, the Trust must meet certain organizational and operational requirements, including a requirement to distribute at least 90% annual REIT taxable income to its shareholders (which is computed without regard to the dividends paid deduction or net capital gain and which does not necessarily equal net income as calculated in accordance with generally accepted accounting principles).

        As a REIT, the Trust generally will not be subject to federal income tax to the extent it distributes qualifying dividends to its shareholders. If the Trust fails to qualify as a REIT in any taxable year, it will be subject to federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate income tax rates and generally will not be permitted to qualify for treatment as a REIT for federal income tax purposes for the four taxable years following the year during which qualification is lost unless the Internal Revenue Service grants the Trust relief under certain statutory provisions. Such an event could materially adversely affect the Trust's net income and net cash available for distribution to shareholders. However, the Trust intends to organize and operate in such a manner as to qualify for treatment as a REIT. Even if TRUST qualifies for taxation as a REIT, the Trust may be subject to state and local taxes on its income and property and federal income and excise taxes on its undistributed income.

        The Trust will be a fully integrated, self-administered and self-managed REIT formed primarily to own, operate, acquire and develop healthcare properties. The Trust has had no operations since its formation.

Note 1—Organization and Business

Physicians Realty Trust (the “Trust”) was organized in the state of Maryland on April 9, 2013. As of September 30, 2013, the Trust was authorized to issue up to 500,000,000 common shares of beneficial interest, par value $0.01 per share. The Trust filed a Registration Statement on Form S-11 with the Securities and Exchange Commission with respect to a proposed underwritten initial public offering (the “IPO”) and completed the IPO of its common shares and commenced operations on July 24, 2013.

Prior to completion of the IPO, the Trust elected to be taxed as a pass-through entity under subchapter S of the Internal Revenue Code of 1986.  Effective upon completion of the IPO, the Trust revoked the subchapter S election. The Trust intends to elect to be taxed as a real estate investment trust (“REIT”) for federal income tax purposes commencing with a short taxable year beginning on the date of the revocation of the subchapter S election and ending on December 31, 2013. The Trust had no taxable income prior to electing REIT status. To qualify as a REIT, the Trust must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of its annual REIT taxable income to its shareholders (which is computed without regard to the dividends paid deduction or net capital gain and which does not necessarily equal net income as calculated in accordance with generally accepted accounting principles).

The Trust contributed the net proceeds from the IPO to Physicians Realty L.P. (the “Operating Partnership”), a Delaware limited partnership, and is the sole general partner of the Operating Partnership.  The Trust’s operations are conducted through the Operating Partnership and wholly-owned and majority-owned subsidiaries of the Operating Partnership. The Trust, as the general partner of the Operating Partnership, controls the Operating Partnership and consolidates the assets, liabilities and results of operations of the Operating Partnership.

As a REIT, the Trust generally will not be subject to federal income tax to the extent it distributes qualifying dividends to its shareholders. If the Trust fails to qualify as a REIT in any taxable year, it will be subject to federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate income tax rates and generally will not be permitted to qualify for treatment as a REIT for federal income tax purposes for the four taxable years following the year during which qualification is lost unless the Internal Revenue Service grants the Trust relief under certain statutory provisions. Such an event could materially adversely affect the Trust’s net income and net cash available for distribution to shareholders. However, the Trust intends to organize and operate in such a manner as to qualify for treatment as a REIT. Even if the Trust qualifies for taxation as a REIT, the Trust may be subject to state and local taxes on its income and property and federal income and excise taxes on its undistributed income.

The Trust is a self-managed REIT formed primarily to acquire, selectively develop, own and manage healthcare properties that are leased to physicians, hospitals and healthcare delivery systems.

Initial Public Offering and Formation Transactions

Concurrently with the completion of the IPO, the Trust acquired, through a series of contribution transactions, the entities that own the 19 properties that comprised the Trust’s initial properties from four healthcare real estate funds (the “Ziegler Funds”), as well as certain operating assets and liabilities. We determined that the Ziegler Funds constitute our accounting predecessor (the “Predecessor”). The Predecessor, which is not a legal entity, is comprised of the four Ziegler Funds that owned directly or indirectly interest in entities that owned the initial 19 properties in the Trust’s portfolio. The combined historical data for the predecessor is not necessarily indicative of the Trust’s future financial position or results of operations. In addition, at the completion of the IPO, the Trust entered into a shared services agreement with B.C. Ziegler & Company (“Ziegler”) pursuant to which Ziegler provides office space, IT support, accounting support and other services to the Trust in exchange for an annual fee.

To acquire the ownership interests in the entities that own the 19 properties included in the Trust’s initial properties, and certain other operating assets and liabilities, from the Ziegler Funds, the Operating Partnership issued to the Ziegler Funds an aggregate of 2,744,000 common units of partnership interest (“OP Units”), having an aggregate value of approximately $31.6 million based on the price to the public per share in the IPO and paid approximately $36.9 million of outstanding indebtedness related to our initial properties. These formation transactions were effected concurrently with the completion of the IPO.

The net proceeds from the IPO, inclusive of shares issued pursuant to the exercise of the underwriters’ overallotment option, were approximately $123.8 million (after deducting the underwriting discount and expenses of the IPO and the formation transactions payable by the Trust). The Trust contributed the net proceeds of the IPO to the Operating Partnership in exchange for 11,753,597 OP Units and at September 30, 2013 owned a 76.4% interest in the Operating Partnership. The Operating Partnership used a portion of the IPO proceeds received from the Trust to repay approximately $36.9 million of outstanding indebtedness and to purchase the 50% interest in the Arrowhead Commons property not owned by the Ziegler Funds for approximately $850,000, after which the Operating Partnership became the 100% owner of the property, and to pay certain expenses related to debt transfers and our senior secured revolving credit facility. The balance of the net proceeds was invested in investment properties.

The Trust is a self-managed REIT and conducts its operations through the Operating Partnership and principally through wholly-owned and majority-owned subsidiaries of the Operating Partnership.

Because the IPO and the formation transactions were completed on July 24, 2013, and prior to completion of the IPO we had no operations, the Trust’s balance sheet as of December 31, 2012 reflects the financial condition of the Predecessor, while the balance sheet as of September 30, 2013 reflects  the financial condition of the Trust.  The results of operation for the three and nine months ended September 30, 2013 reflect the results of operations of the Predecessor (through July 23, 2013) and of the Trust from July 24, 2013 through September 30, 2013.  References in these notes to the condensed consolidated and combined financial statements to Physicians Realty Trust signify the Trust for the period from July 24, 2013, the date of completion of the IPO and the Formation Transaction, and of the Predecessor for all prior periods.  The following is a summary of the Predecessor Statement of Operations for the period from July 1, 2013 through July 23, 2013, and for the period from January1, 2013 through July 23, 2013 (in thousands).  These amounts are included in the condensed consolidated and combined statement of operations herein for the three and nine months ended September 30, 2013.

	July 1, 2013 through July 23, 2013	January 1, 2013 through July 23, 2013

Revenues:
Rental revenues	$476	$5,508
Expense recoveries	168	1,769
Other revenues	1	6
Total revenues	645	7,283
Expenses:
Management fees	—	475
General and administrative	27	249
Operating expenses	225	2,673
Depreciation and amortization	196	2,173
Total expenses	448	5,570
Operating income	197	1,713
Interest expense	191	2,479
Change in fair value of derivatives, net	—	(190)
Net income/(loss)	$6	$(576)

Note 1—Organization and Nature of the Business

        Ziegler Healthcare Real Estate Funds, collectively the "Ziegler Funds", consist of Ziegler Healthcare Real Estate Fund I, LLC ("Fund I"), Ziegler Healthcare Real Estate Fund II, LLC ("Fund II"), Ziegler Healthcare Real Estate Fund III, LLC ("Fund III"), and Ziegler Healthcare Real Estate Fund IV, LP ("Fund IV"). The Funds, through subsidiaries, are principally engaged in making investments in healthcare real estate or companies that own healthcare real estate. Fund I, Fund II, and Fund III are limited liability companies organized under the laws of the State of Delaware. For each of these funds, The Ziegler Companies, Inc. ("ZCO") has contributed $1,000 as the general member. Fund IV is a limited partnership organized under the laws of the state of Delaware. A wholly owned subsidiary of ZCO has contributed $1,000 as the general partner. B.C. Ziegler and Company ("BCZ"), a wholly owned subsidiary of ZCO, is the manager of Fund I, Fund II and Fund III and Ziegler Healthcare Real Estate Management IV, LLC, or ZHREM IV, a wholly owned subsidiary of ZCO is the manager of Fund IV.

        The Ziegler Funds had private capital commitments as described below, all of which have been fully contributed:

Fund	Total Commitments
I	$15,100,000
II	17,800,000
III	9,050,000
IV	5,616,000

Total	$47,566,000